Cover	Dec. 12, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39858
Entity Registrant Name	Tastemaker Acquisition Corp.
Entity Central Index Key	0001821606
Entity Tax Identification Number	85-2478126
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	501 Madison Avenue
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	616-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	TMKRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TMKR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	TMKRW
Security Exchange Name	NASDAQ